Share Capital and Reserves	12 Months Ended
Dec. 31, 2023
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share Capital and Reserves	Share Capital and Reserves
AAuthorized Share Capital
The Company is authorized to issue an unlimited number of common shares without par value.
In April 2023, the Company renewed its normal course issuer bid ("NCIB") and is able, until April 10, 2024, to purchase up to 24.0 million of its common shares. The Company's previous NCIB expired on April 6, 2023. The NCIB provides the Company with the option to purchase its common shares from time to time. During the year ended December 31, 2023, the Company, utilizing its current and previous NCIB, purchased and cancelled approximately 2.8 million common shares.
In June 2023, the Company re-established an at-the-market equity program (the "ATM Program") whereby the Company is permitted to issue up to an aggregate of $150 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The volume and timing of distributions under the ATM Program is determined at the Company's sole discretion, subject to applicable regulatory limitations. The ATM Program is effective until October 22, 2024, unless terminated prior to such day by the Company. T0-date, the Company has not utilized or sold any shares under the ATM Program.
In the first quarter of 2023, the Company declared a dividend of CAD0.02 per common share (Q1 2022 - CAD0.02). The full amount of the dividend was paid in cash in April 2023. In the second quarter of 2023, the Company declared a dividend of CAD0.02 per common share (Q2 2022 - CAD0.02). The full amount of the dividend was paid in cash in July 2023. In the third quarter of 2023, the Company declared a dividend of CAD0.02 per common share (Q3 2022 - CAD0.02). The full amount of the dividend was paid in cash in October 2023. In the fourth quarter of 2023, the Company declared a dividend of CAD0.02 per common share (Q4 2022 - CAD0.02). The full amount of the dividend was recorded as a payable and included within trade payables and other as at December 31, 2023.
BStock Options of the Company
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company's other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant.
During the year ended December 31, 2023, the Company granted 4,101,417 options with a weighted average exercise price of CAD6.53 and a fair value of $5.3 million or $1.29 per option. The fair value of the options granted was determined using a BSM using the following weighted average assumptions: grant date share price and exercise price of CAD6.53, expected volatility of 31.00%, risk-free interest rate of 3.40%, dividend yield of 1.23%, and an expected life of 4 years. Expected volatility was determined by considering the trailing 4 year historical average share price volatility of similar companies in the same industry and business model.
A summary of the Company’s options and the changes for the period is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2021	11,239,342	7.47
Granted	6,249,148	7.19
Exercised	(1,130,218)	(5.39)
Expired	(2,250)	(15.00)
Options outstanding at December 31, 2022	16,356,022	7.50
Granted	4,101,417	6.53
Exercised	(1,147,066)	(5.99)
Expired	(2,009,933)	(6.07)
Options outstanding at December 31, 2023	17,300,440	7.54
The weighted average remaining contractual life of the options as at December 31, 2023 was 3.05 (year ended December 31, 2022 — 2.96 years). The weighted average share price, at the time of exercise, for those share options that were exercised during the year ended December 31, 2023 was CAD6.71 per share (year ended December 31, 2022 - CAD7.82).
A summary of the Company’s options as of December 31, 2023 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD)	Weighted average exercise price per share (CAD)[1]

2024	3,188,023	3,188,023	1.66 – 12.40	8.05
2025	2,812,000	2,812,000	9.43	9.43
2026	2,968,000	1,978,671	7.18	7.18
2027	4,231,000	1,410,340	7.12	7.12
2028	4,101,417	—	6.53	—
	17,300,440	9,389,034		8.14
1.Weighted average exercise price of options that are exercisable.
CShare Purchase Warrants
A summary of the Company’s warrants and the changes for the period is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants

Warrants outstanding at December 31, 2021	-	-
Issued	2,661,012	2,661,012
Exercised	(484)	(484)
Expired	(2,418,528)	(2,418,528)
Warrants outstanding at December 31, 2022 and December 31, 2023	242,000	242,000
The weighted average share price, at the time of exercise, for those warrants that were exercised during the year ended December 31, 2022 was CAD7.40 per share. At December 31, 2023 the Company had 242,000 warrants outstanding with an exercise price of $8.97 and an expiry date of May 13, 2024.
DRestricted Share Rights
The Company has a restricted share plan (the “Restricted Share Plan”) whereby the Company may grant restricted share rights (“RSRs”) to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 4,500,000 restricted share rights.
During the year ended December 31, 2023, the Company granted 557,750 RSRs with a grant date fair value of $2.7 million, a three year vesting term, and a weighted average grant date fair value of $4.88 per unit. As of December 31, 2023, the Company had 2,354,911 RSRs outstanding.
EDiluted Earnings Per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2023	Year Ended December 31, 2022

Net income attributable to Sandstorm’s shareholders for the year	$41,716	$78,361

Basic weighted average number of shares	297,406,309	231,348,386
Basic earnings per share	$0.14	$0.34

Effect of dilutive securities
Stock options	644,651	1,192,958
Restricted share rights	1,940,197	1,776,836
Diluted weighted average number of common shares	299,991,157	234,318,180
Diluted earnings per share	$0.14	$0.33
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD7.10 during the year ended December 31, 2023 (December 31, 2022 — CAD8.10).

	Year Ended December 31, 2023	Year Ended December 31, 2022

Stock Options	12,896,931	4,700,144
Warrants	242,000	2,225,825

FCompañia Minera Caserones
Sandstorm holds a 67.5% interest in Compañia Minera Caserones (“CMC”), which is incorporated in Chile. Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$2,356	$1,791
Non-current Assets	62,852	81,022
Total Assets	$65,208	$82,813
Current Liabilities	767	445
Non-current Liabilities	—	—
Total Liabilities	$767	$445
Net Assets	$64,441	$82,368

	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$12,022	$2,615
Depletion	(4,875)	(1,656)
Administration expenses and other	(92)	28
Income tax expense	(4,000)	(714)
Total net income and comprehensive income	$3,055	$273
Total net income and comprehensive income attributable to non-controlling interests	$993	$89